Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($) $ / $ $ / € $ / ¥ $ / £ CHF (SFr)	Dec. 31, 2023 USD ($) $ / $ $ / € $ / ¥ $ / £ CHF (SFr)	Dec. 31, 2022 MXN ($) $ / € $ / $ $ / ¥ $ / £ $ / SFr	Dec. 31, 2022 USD ($) $ / € $ / $ $ / ¥ $ / £ $ / SFr
Monetary assets and liabilities denominated in foreign currency [line items]
Net position Asset/(Liability)	$ (2,431,724,760)		$ (2,209,109,044)
Exchange rate | $ / $	16.9220	16.9220
U.S. dollar
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 11,165,312		$ 10,362,175
Liabilities		144,817,311		111,567,112
Net position Asset/(Liability)	$ (2,261,659,127)	$ (133,651,999)	$ (1,964,823,008)	$ (101,204,937)
Exchange rate | $ / $	16.9220	16.9220	19.4143	19.4143
Euro
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 4,472		$ 2,464
Liabilities		8,068,957		10,143,850
Net position Asset/(Liability)	$ (150,776,031)	$ (8,064,485)	$ (210,010,864)	$ (10,141,386)
Exchange rate | $ / €	18.6963	18.6963	20.7083	20.7083
Pounds sterling
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 4,684		$ 4,467
Liabilities		453,213		450,285
Net position Asset/(Liability)	$ (9,672,348)	$ (448,529)	$ (10,409,672)	$ (445,818)
Exchange rate | $ / £	21.5646	21.5646	23.3496	23.3496
Japanese yen
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		80,102,726		110,180,315
Net position Asset/(Liability)	$ (9,612,327)	$ (80,102,726)	$ (16,196,506)	$ (110,180,315)
Exchange rate | $ / ¥	0.1200	0.1200	0.1470	0.1470
Swiss francs
Monetary assets and liabilities denominated in foreign currency [line items]
Assets		$ 0		$ 0
Liabilities		245		365,554
Net position Asset/(Liability)	$ (4,927)	$ (245)	$ (7,668,994)	$ (365,554)
Exchange rate	20.1101	20.1101	20.9791	20.9791